                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EQUITY AND INCOME FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)

                                                                           NUMBER OF
DESCRIPTION                                                                 SHARES               VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS   60.0%
AEROSPACE & DEFENSE   1.0%
Northrop Grumman Corp. .........................................            837,100       $    62,129,562
Raytheon Co. ...................................................          2,481,900           130,200,474
                                                                                          ---------------
                                                                                              192,330,036
                                                                                          ---------------
AUTOMOBILE MANUFACTURERS   0.8%
Ford Motor Co. .................................................          7,755,500            61,190,895
Honda Motor Co., Ltd. - ADR (Japan) ............................          2,522,900            87,973,523
                                                                                          ---------------
                                                                                              149,164,418
                                                                                          ---------------
BIOTECHNOLOGY   0.2%
Applera Corp. ..................................................          1,469,870            43,464,056
                                                                                          ---------------

BROADCASTING & CABLE TV   0.7%
Clear Channel Communications, Inc. .............................          1,385,580            48,550,723
Comcast Corp., Class A (a) .....................................          2,870,100            74,479,095
                                                                                          ---------------
                                                                                              123,029,818
                                                                                          ---------------
COMMUNICATIONS EQUIPMENT   0.5%
Alcatel-Lucent, SA - ADR (France) ..............................          8,151,252            96,347,799
                                                                                          ---------------

COMPUTER HARDWARE   0.2%
Hewlett-Packard Co. ............................................          1,022,000            41,023,080
                                                                                          ---------------

DIVERSIFIED CHEMICALS   2.8%
Bayer AG - ADR (Germany) .......................................          6,209,200           397,202,524
Du Pont (E.I.) de Nemours & Co. ................................          2,770,400           136,940,872
                                                                                          ---------------
                                                                                              534,143,396
                                                                                          ---------------
DRUG RETAIL   0.1%
Rite Aid Corp. (a) .............................................          3,704,300            21,373,811
                                                                                          ---------------

ELECTRIC UTILITIES   2.6%
American Electric Power Co., Inc. ..............................          2,683,400           130,815,750
Entergy Corp. ..................................................          2,103,300           220,678,236
FirstEnergy Corp. ..............................................          2,121,200           140,508,288
                                                                                          ---------------
                                                                                              492,002,274
                                                                                          ---------------
FOOD RETAIL   0.2%
SUPERVALU, Inc. ................................................            861,400            33,654,898
                                                                                          ---------------



GOLD   0.7%
Newmont Mining Corp. ...........................................          3,222,800           135,325,372
                                                                                          ---------------

HEALTH CARE EQUIPMENT   0.4%
Boston Scientific Corp. (a) ....................................          5,146,500            74,830,110
                                                                                          ---------------

HOME IMPROVEMENT RETAIL   0.7%
Home Depot, Inc. ...............................................          3,503,200           128,707,568
                                                                                          ---------------

HOUSEHOLD PRODUCTS   1.0%
Kimberly-Clark Corp. ...........................................            894,100            61,236,909
Procter & Gamble Co. ...........................................          2,087,600           131,852,816
                                                                                          ---------------
                                                                                              193,089,725
                                                                                          ---------------
HYPERMARKETS & SUPER CENTERS   1.0%
Wal-Mart Stores, Inc. ..........................................          4,132,000           193,997,400
                                                                                          ---------------

INDUSTRIAL CONGLOMERATES   3.8%
General Electric Co. ...........................................          7,864,700           278,095,792
Siemens AG - ADR (Germany) .....................................          1,940,000           207,968,000
Tyco International, Ltd. (Bermuda) .............................          7,461,800           235,419,790
                                                                                          ---------------
                                                                                              721,483,582
                                                                                          ---------------
INDUSTRIAL MACHINERY   0.2%
Ingersoll-Rand Co., Class A (Bermuda) ..........................            744,120            32,272,484
                                                                                          ---------------

INSURANCE BROKERS   1.5%
Marsh & McLennan Co., Inc. .....................................          9,421,100           275,944,019
                                                                                          ---------------

INTEGRATED OIL & GAS   2.9%
ConocoPhillips .................................................          2,773,500           189,568,725
Exxon Mobil Corp. ..............................................          1,618,400           122,108,280
Occidental Petroleum Corp. .....................................            797,000            39,300,070
Royal Dutch Shell PLC - ADR (United Kingdom) ...................          2,879,700           190,924,110
                                                                                          ---------------
                                                                                              541,901,185
                                                                                          ---------------
INTEGRATED TELECOMMUNICATION SERVICES   2.3%
Embarq Corp. ...................................................          1,174,043            66,157,323
France Telecom - ADR (France) ..................................          3,510,600            92,679,840
Verizon Communications, Inc. ...................................          7,303,012           276,930,215
                                                                                          ---------------
                                                                                              435,767,378
                                                                                          ---------------



INTERNET RETAIL   0.4%
Amazon.com, Inc. (a) ...........................................          1,821,900            72,493,401
                                                                                          ---------------

INTERNET SOFTWARE & SERVICES   0.7%
Yahoo!, Inc. (a) ...............................................          4,279,100           133,893,039
                                                                                          ---------------

INVESTMENT BANKING & BROKERAGE   2.2%
Charles Schwab Corp. ...........................................          9,317,640           170,419,636
Goldman Sachs Group, Inc. ......................................            130,200            26,903,226
Merrill Lynch & Co., Inc. ......................................          2,716,300           221,840,221
                                                                                          ---------------
                                                                                              419,163,083
                                                                                          ---------------
LIFE & HEALTH INSURANCE   0.3%
Aegon NV (Netherlands) .........................................          2,659,800            53,036,412
                                                                                          ---------------

MANAGED HEALTH CARE   0.5%
Cigna Corp. ....................................................            702,600           100,232,916
                                                                                          ---------------

MOVIES & ENTERTAINMENT   2.7%
Time Warner, Inc. ..............................................         13,957,000           275,232,040
Viacom, Inc., Class B (a) ......................................          5,612,600           230,733,986
                                                                                          ---------------
                                                                                              505,966,026
                                                                                          ---------------
MULTI-LINE INSURANCE   0.6%
Hartford Financial Services Group, Inc. .......................           1,186,400           113,396,112
                                                                                          ---------------

OIL & GAS EQUIPMENT & SERVICES   0.8%
Schlumberger, Ltd. (Netherlands Antilles) ......................          2,101,700           145,227,470
                                                                                          ---------------

OIL & GAS STORAGE & TRANSPORTATION   0.5%
Williams Cos., Inc. ............................................          3,000,000            85,380,000
                                                                                          ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES   5.1%
Bank of America Corp. ..........................................          2,917,995           148,876,105
Citigroup, Inc. ................................................          7,348,800           377,287,392
JPMorgan Chase & Co. ...........................................          8,946,845           432,848,361
                                                                                          ---------------
                                                                                              959,011,858
                                                                                          ---------------
PACKAGED FOODS & MEATS   2.5%
Cadbury Schweppes PLC - ADR (United Kingdom)                              3,183,819           163,552,782
ConAgra Foods, Inc. ............................................          1,866,900            46,504,479
Kraft Foods, Inc., Class A .....................................          2,611,440            82,678,190



Unilever NV (Netherlands) ......................................          5,802,900           169,560,738
                                                                                          ---------------
                                                                                              462,296,189
                                                                                          ---------------
PHARMACEUTICALS   9.6%
Abbott Laboratories ............................................          5,536,500           308,936,700
Bristol-Myers Squibb Co. .......................................          8,980,400           249,295,904
Eli Lilly & Co. ................................................          4,759,100           255,611,261
GlaxoSmithKline PLC - ADR (United Kingdom) .....................          1,515,900            83,768,634
Pfizer, Inc. ...................................................          6,080,600           153,595,956
Roche Holdings AG - ADR (Switzerland) ..........................          2,413,600           212,534,375
Sanofi Aventis - ADR (France) ..................................          1,092,500            47,336,824
Schering-Plough Corp. ..........................................         11,572,600           295,217,026
Wyeth ..........................................................          3,958,300           198,033,749
                                                                                          ---------------
                                                                                            1,804,330,429
                                                                                          ---------------
PROPERTY & CASUALTY INSURANCE   2.6%
Chubb Corp. ....................................................          3,312,516           171,157,701
Travelers Cos., Inc. ...........................................          4,215,049           218,213,087
XL Capital, Ltd., Class A (Cayman Islands) .....................          1,394,400            97,552,224
                                                                                          ---------------
                                                                                              486,923,012
                                                                                          ---------------
REGIONAL BANKS   1.2%
Fifth Third Bancorp ............................................          2,661,500           102,973,435
PNC Financial Services Group, Inc. .............................          1,677,000           120,693,690
                                                                                          ---------------
                                                                                              223,667,125
                                                                                          ---------------
RESTAURANTS   0.4%
McDonald's Corp. ...............................................          1,472,390            66,331,170
                                                                                          ---------------

SEMICONDUCTORS   0.8%
Intel Corp. ....................................................          4,077,400            78,000,662
Micron Technology, Inc. (a) ....................................          5,807,917            70,159,637
                                                                                          ---------------
                                                                                              148,160,299
                                                                                          ---------------
SOFT DRINKS   1.0%
Coca-Cola Co. ..................................................          3,815,900           183,163,200
                                                                                          ---------------

SPECIALIZED CONSUMER SERVICES   0.1%
H&R Block, Inc. ................................................            821,000            17,273,840
                                                                                          ---------------



SPECIALTY STORES   0.2%
Office Depot, Inc. (a) .........................................          1,213,500            42,642,390
                                                                                          ---------------

SYSTEMS SOFTWARE   0.9%
Symantec Corp. (a) .............................................         10,048,100           173,832,130
                                                                                          ---------------

THRIFTS & MORTGAGE FINANCE   1.4%
Freddie Mac ....................................................          4,254,600           253,106,154
                                                                                          ---------------

TOBACCO   1.0%
Altria Group, Inc. .............................................          2,169,700           190,521,357
                                                                                          ---------------

WIRELESS TELECOMMUNICATION SERVICES   0.9%
Sprint Nextel Corp. ............................................          9,100,111           172,538,105
                                                                                          ---------------

TOTAL COMMON STOCKS   60.0% .......................................................        11,272,438,126
                                                                                          ---------------

CONVERTIBLE PREFERRED STOCKS   4.0%
ADVERTISING   0.1%
Interpublic Group of Cos., Inc., Ser B (b) .                                 13,700            15,481,000
                                                                                          ---------------

AUTOMOBILE MANUFACTURERS   0.3%
Ford Motor Co. Capital Trust II ................................          1,766,300            63,586,800
                                                                                          ---------------

COMMUNICATIONS EQUIPMENT   0.6%
Lucent Technologies Capital Trust I ............................            105,100           109,080,662
                                                                                          ---------------

HEALTH CARE FACILITIES   0.1%
HealthSouth Corp., Ser A (b) ...................................             27,000            27,141,750
                                                                                          ---------------

HEALTH CARE SERVICES   0.1%
Omnicare Capital Trust II ......................................            399,800            22,038,975
                                                                                          ---------------

HOUSEWARES & SPECIALTIES   0.2%
Newell Financial Trust I .......................................            925,000            45,440,625
                                                                                          ---------------

INTEGRATED OIL & GAS   0.2%
El Paso Energy Capital Trust I .................................            820,900            33,041,225
                                                                                          ---------------

INVESTMENT BANKING & BROKERAGE   0.2%
Lazard, Ltd. (Bermuda) .........................................          1,014,800            44,367,056
                                                                                          ---------------



LIFE & HEALTH INSURANCE   0.1%
Conseco, Inc. ..................................................            600,000            14,400,000
                                                                                          ---------------

OIL & GAS REFINING & MARKETING   0.3%
El Paso Corp. ..................................................             42,000            53,355,750
                                                                                          ---------------

PHARMACEUTICALS   0.4%
Schering-Plough Corp. ..........................................          1,200,400            70,973,650
                                                                                          ---------------

PROPERTY & CASUALTY INSURANCE   0.3%
Travelers Property Casualty Co. ................................            975,200            25,355,200
XL Capital, Ltd. (Cayman Islands) ..............................            913,900            23,743,122
                                                                                          ---------------
                                                                                               49,098,322
                                                                                          ---------------
SPECIALTY STORES   0.1%
United Rentals Trust I .........................................            312,700            15,400,475
                                                                                          ---------------

THRIFTS & MORTGAGE FINANCE   1.0%
Federal National Mortgage Association ..........................              1,177           118,348,386
Sovereign Capital Trust IV .....................................          1,389,900            69,147,525
                                                                                          ---------------
                                                                                              187,495,911
                                                                                          ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS   4.0% .........................................           750,902,201
                                                                                          ---------------

INVESTMENT COMPANIES   0.4%
iShares MSCI Japan Index Fund ..................................          4,989,800            72,701,386
                                                                                          ---------------


PAR
AMOUNT
(000)   DESCRIPTION                                            COUPON      MATURITY                 VALUE
---------------------------------------------------------------------------------------------------------
        CONVERTIBLE CORPORATE OBLIGATIONS   11.7%
        AEROSPACE & DEFENSE   0.3%
$53,699 L-3 Communications Corp. .................
           (Convertible into 525,649
           common shares) ........................              3.000%     08/01/35       $    57,592,178
                                                                                          ---------------

        AUTOMOTIVE   0.3%
 45,457 Ford Motor Co. (Convertible into
           4,940,980 common shares) ..............              4.250      12/15/36            50,343,628
                                                                                          ---------------

         BANKING   0.5%
 90,963 US Bancorp (Convertible into
           2,221,862 common shares) (b)(c) .......              3.610      02/06/37            90,453,607
                                                                                          ---------------



        BIOTECHNOLOGY   0.9%
 72,500 Amgen, Inc. (Convertible into
           912,152 common shares) (b) ............              0.375      02/01/13            65,612,500
 54,800 Imclone Systems, Inc. ....................
           (Convertible into 578,759
           common shares) ........................              1.375      05/15/24            51,101,000
 58,000 Invitrogen Corp. (Convertible into
           568,487 common shares) ................              1.500      02/15/24            51,982,500
                                                                                          ---------------
                                                                                              168,696,000
                                                                                          ---------------
        BROADCASTING & CABLE TV   0.1%
 21,235 Sinclair Broadcast Group, Inc. ...........
           (Convertible into 930,849
           common shares) ........................              6.000      09/15/12            20,783,756
                                                                                          ---------------

        BROKERAGE   0.4%
 67,885 Goldman Sachs Group, Inc. ................
           (Convertible into 554,614
           common shares) (b) ....................              2.000      06/29/13            69,070,951
                                                                                          ---------------

        COMMUNICATIONS EQUIPMENT   0.9%
 45,000 JDS Uniphase Corp. (Convertible
           into 1,138,662 common
           shares) ...............................                *        11/15/10            41,568,750
 34,000 JDS Uniphase Corp. (Convertible
           into 1,122,112 common
           shares) (b) ...........................              1.000      05/15/26            28,730,000
 36,000 Juniper Networks, Inc. ...................
           (Convertible into 1,787,443
           common shares) ........................                *        06/15/08            39,870,000
 57,236 Nortel Networks Corp. ....................
           (Convertible into 5,723,600
           common shares) (Canada) ...............              4.250      09/01/08            56,806,730
                                                                                          ---------------
                                                                                              166,975,480
                                                                                          ---------------



        COMPUTER & ELECTRONICS RETAIL   0.1%
 18,300 Best Buy, Inc. (Convertible into
           397,826 common shares) ................              2.250      01/15/22            20,587,500
                                                                                          ---------------

        DIVERSIFIED BANKS   0.5%
 92,200 Lehman Brothers Holdings, Inc.
           (Convertible into 797,235
           common shares) ........................              1.500      03/23/12            92,568,800
                                                                                          ---------------

        ELECTRIC UTILITIES   0.6%
  2,000 CenterPoint Energy, Inc. .................
           (Convertible into 48,927 Time
           Warner, Inc. common
           shares) (d) ...........................              2.000      09/15/29            74,648,000
 10,065 PG & E Corp. (Convertible into
           667,117 common shares) ................              9.500      06/30/10            34,950,712
                                                                                          ---------------
                                                                                              109,598,712
                                                                                          ---------------
        ENVIRONMENTAL & FACILITIES SERVICES   0.1%
 22,000 Allied Waste Industries, Inc.
           (Convertible into 1,076,847
           common shares) ........................              4.250      04/15/34            20,982,500
                                                                                          ---------------

        FOOD RETAIL   0.2%
 89,640 SUPERVALU, Inc. (Convertible
           into 864,434 common shares) ...........                *        11/02/31            34,623,450
                                                                                          ---------------

        HEALTH CARE   0.7%
 54,290 Beckman Coulter, Inc.
           (Convertible into 731,547
           common shares) (b) ....................              2.500      12/15/36            57,411,675
 14,000 Edwards Lifesciences Corp. ...............
           (Convertible into 256,129
           common shares) ........................              3.875      05/15/33            14,700,000



 45,375 Health Management Associates,
           Inc. (Convertible into
           3,258,415 common
           shares) ...............................              4.375      08/01/23            49,118,437
                                                                                          ---------------
                                                                                              121,230,112
                                                                                          ---------------
        HEALTH CARE EQUIPMENT   0.4%
 22,700 Advanced Medical Optics, Inc.
           (Convertible into 451,832
           common shares) ........................              2.500      07/15/24            22,728,375
 50,000 Medtronic, Inc., Ser B
           (Convertible into 808,980
           common shares) ........................              1.250      09/15/21            50,125,000
                                                                                          ---------------
                                                                                               72,853,375
                                                                                          ---------------
        HEALTH CARE FACILITIES   0.3%
 40,103 Manor Care, Inc. (Convertible
           into 896,198 common
           shares) (b)(e) ........................        2.125/1.875      08/01/35            51,131,325
  1,938 Manor Care, Inc. (Convertible
           into 43,309 common
           shares) (e) ...........................        2.125/1.875      08/01/35             2,470,950
                                                                                          ---------------
                                                                                               53,602,275
                                                                                          ---------------
        HEALTH CARE SERVICES   0.3%
 66,278 Omnicare, Inc. (Convertible into
           831,279 common shares) ................              3.250      12/15/35            58,407,488
                                                                                          ---------------

        INDUSTRIAL CONGLOMERATES   0.3%
 64,000 3M Co., LYON (Convertible into
           605,453 common shares) (d) ............              2.400      11/21/32            57,840,000
                                                                                          ---------------

        INTEGRATED TELECOMMUNICATION SERVICES   0 3%
 36,200 Level 3 Communications, Inc.
           (Convertible into 5,041,784
           common shares) ........................              2.875      07/15/10            40,634,500



 13,650 Level 3 Communications, Inc.
           (Convertible into 2,500,000
           common shares) ........................              3.500      06/15/12            17,881,500
                                                                                          ---------------
                                                                                               58,516,000
                                                                                          ---------------
        INTERNET RETAIL   0.5%
 94,814 Amazon.com, Inc. (Convertible
           into 1,215,136 common
           shares) ...............................              4.750      02/01/09            94,576,965
                                                                                          ---------------

        INVESTMENT BANKING & BROKERAGE   0.3%
 64,200 Goldman Sachs Group, Inc.
           (Convertible into 565,641
           common shares) ........................              2.000      02/02/12            63,926,508
                                                                                          ---------------

        LIFE & HEALTH INSURANCE   0.1%
 26,802 Conseco, Inc. (Convertible into
           1,005,316 common
           shares) (e) ...........................        3.500/0.000      09/30/35            25,696,418
                                                                                          ---------------

        MEDIA-NONCABLE   0.1%
    375 Tribune Co. (Convertible into
           4,538 Time Warner, Inc.
           common shares) ........................              2.000      05/15/29            25,399,475
                                                                                          ---------------

        OIL & GAS EQUIPMENT & SERVICES   0.1%
 15,000 Halliburton Co. (Convertible into
           796,749 common shares) ................              3.125      07/15/23            25,762,500
                                                                                          ---------------

        PACKAGED FOODS & MEATS   0.4%
 86,000 General Mills, Inc. (Convertible
           into 303,386 common shares) ...........                *        10/28/22            65,467,500
                                                                                          ---------------

        PAPER PACKAGING   0.2%
 35,800 Sealed Air Corp. (Convertible
           into 517,084 common
           shares) (b) ...........................              3.000      06/30/33            36,426,500
                                                                                          ---------------



        PHARMACEUTICALS   0.7%
 27,304 Charles River Laboratories
           International (Convertible into
           557,922 common shares) (b) ............              2.250      06/15/13            30,853,520
 68,475 Teva Pharmaceutical Finance Co.
           (Convertible into 1,335,769
           common shares) (Israel) ...............              1.750      02/01/26            66,934,312
  2,488 Valeant Pharmaceuticals
           International (Convertible into
           78,704 common shares) (b) .............              4.000      11/15/13             2,279,630
 40,000 Watson Pharmaceuticals, Inc.
           (Convertible into 998,752
           common shares) ........................              1.750      03/15/23            37,500,000
                                                                                          ---------------
                                                                                              137,567,462
                                                                                          ---------------
        PHOTOGRAPHIC PRODUCTS   0.3%
 50,000 Eastman Kodak Co. (Convertible
           into 1,611,865 common
           shares) ...............................              3.375      10/15/33            50,187,500
                                                                                          ---------------

        SEMICONDUCTORS   0.2%
 15,280 Intel Corp. (Convertible into
           484,624 common shares) ................              2.950      12/15/35            13,293,600
 30,145 Intel Corp. (Convertible into
           956,085 common shares) (b) ............              2.950      12/15/35            26,226,150
                                                                                          ---------------
                                                                                               39,519,750
                                                                                          ---------------
        SYSTEMS SOFTWARE   0.3%
 45,255 Symantec Corp. (Convertible
           into 2,366,615 common
           shares) (b) ...........................              0.750      06/15/11            48,705,694
  4,551 Symantec Corp. (Convertible
           into 237,995 common
           shares) (b) ...........................              1.000      06/15/13             4,892,325
                                                                                          ---------------
                                                                                               53,598,019
                                                                                          ---------------



        TECHNOLOGY   1.1%
 36,300 Amdocs, Ltd. (Guernsey)
           (Convertible into 841,837
           common shares) ........................              0.500      03/15/24            36,572,250
 55,000 Electronic Data Systems Corp.
           (Convertible into 1,611,016
           common shares) ........................              3.875      07/15/23            58,162,500
 67,702 EMC Corp. (Convertible into
           4,210,915 common
           shares) (b) ...........................              1.750      12/01/11            73,033,532
 40,978 Xilinx, Inc. (Convertible into
           1,314,410 common shares)(b) ...........              3.125      03/15/37            41,029,223
                                                                                          ---------------
                                                                                              208,797,505
                                                                                          ---------------
        WIRELINE   0.2%
 40,800 Level 3 Communications, Inc.
           (Convertible into 302,573
           common shares) ........................              6.000      03/15/10            39,372,000
                                                                                          ---------------

        TOTAL CONVERTIBLE CORPORATE OBLIGATIONS   11.7% ...........................         2,191,023,914
                                                                                          ---------------

        UNITED STATES TREASURY OBLIGATIONS   11.0%
 10,000 United States Treasury Bonds .............              5.500      08/15/28            10,758,600
 63,400 United States Treasury Bonds .............              6.125      08/15/29            73,757,024
 15,000 United States Treasury Bonds .............              6.250      05/15/30            17,776,185
 96,750 United States Treasury Bonds .............              6.375      08/15/27           114,618,564
 78,500 United States Treasury Bonds .............              7.625      02/15/25           103,485,137
159,725 United States Treasury Bonds .............              8.125      08/15/21           212,608,989
 23,665 United States Treasury Bonds .............              8.750      08/15/20            32,644,779
 28,000 United States Treasury Bonds .............              9.000      11/15/18            38,482,500
 54,000 United States Treasury Notes .............              3.250      01/15/09            52,719,660
 20,000 United States Treasury Notes .............              3.375      02/15/08            19,739,860
 25,000 United States Treasury Notes .............              3.500      11/15/09            24,358,400
 55,000 United States Treasury Notes .............              3.625      07/15/09            53,889,275
 50,000 United States Treasury Notes .............              3.625      06/15/10            48,669,950
 45,000 United States Treasury Notes .............              3.750      05/15/08            44,477,955
 97,075 United States Treasury Notes .............              3.875      02/15/13            93,794,933
 75,000 United States Treasury Notes .............              4.000      11/15/12            73,054,725
155,000 United States Treasury Notes .............              4.000      02/15/14           149,575,155
130,000 United States Treasury Notes .............              4.250      08/15/14           127,120,760
226,860 United States Treasury Notes .............              4.500      02/28/11           226,620,889



 55,000 United States Treasury Notes .............              4.625      03/31/08            54,871,135
184,000 United States Treasury Notes .............              4.750      11/15/08           184,143,888
 50,000 United States Treasury Notes .............              4.875      04/30/08            50,009,800
 25,000 United States Treasury Notes .............              4.875      05/15/09            25,142,600
 25,000 United States Treasury Notes .............              5.125      06/30/08            25,097,675
 72,340 United States Treasury Notes .............              5.750      08/15/10            75,089,499
133,000 United States Treasury Notes .............              6.500      02/15/10           139,925,443
                                                                                          ---------------
        TOTAL UNITED STATES TREASURY OBLIGATIONS   11.0% ..........................         2,072,433,380
                                                                                          ---------------

        CORPORATE BONDS   4.5%
        AEROSPACE/DEFENSE   0.0%
  3,579 Raytheon Co. .............................              4.500      11/15/07             3,560,597
  1,473 Raytheon Co. .............................              6.150      11/01/08             1,498,438
                                                                                          ---------------
                                                                                                5,059,035
                                                                                          ---------------
        AIRLINES   0.0%
  3,725 America West Airlines, Inc. ..............              7.100      04/02/21             3,959,662
                                                                                          ---------------

        AUTOMOTIVE   0.0%
  3,730 Daimler Chrysler NA Holding
           Corp ..................................              7.750      01/18/11             4,040,724
  1,000 DaimlerChrysler NA Holding
           Corp ..................................              8.500      01/18/31             1,252,486
                                                                                          ---------------
                                                                                                5,293,210
                                                                                          ---------------
        BANKING   0.7%
  8,940 Bank of America Corp. ....................              3.375      02/17/09             8,681,607
  1,525 Bank of New York Co., Inc. ...............              3.800      02/01/08             1,506,878
  1,270 Bank of New York Co., Inc. ...............              5.200      07/01/07             1,269,896
    505 Bank One Corp. ...........................              6.000      02/17/09               512,397
  3,250 Huntington National Bank .................              4.375      01/15/10             3,175,178
    790 JPMorgan Chase & Co. .....................              6.000      02/15/09               801,516
  5,480 JPMorgan Chase & Co. .....................              6.750      02/01/11             5,767,645
    961 JPMorgan Chase & Co. .....................              7.000      11/15/09             1,006,172
 10,385 Marshall & Ilsley Bank ...................              3.800      02/08/08            10,263,485



  8,790 MBNA Corp. (c) ...........................              5.790      05/05/08             8,834,416
  5,730 Popular North America, Inc. ..............              5.650      04/15/09             5,767,463
 15,235 Sovereign Bancorp, Inc. (c) ..............              5.580      03/23/10            15,239,799
    675 Sovereign Bank ...........................              4.000      02/01/08               667,522
 16,150 Unicredito Luxembourg Finance
           SA (Luxembourg) (b)(c) ................              5.410      10/24/08            16,159,771
 13,635 USB Capital IX (d) .......................              6.189      03/29/49            13,992,959
 27,965 Wachovia Capital Trust III (d)  ..........              5.800      08/29/49            28,323,232
  2,540 Washington Mutual Bank FA ................              5.500      01/15/13             2,537,902
  8,730 Washington Mutual, Inc. ..................              8.250      04/01/10             9,437,593
                                                                                          ---------------
                                                                                              133,945,431
                                                                                          ---------------
        BROKERAGE   0.3%
 46,000 Goldman Sachs Group, Inc. ................              0.250      08/30/08            48,955,500
  6,824 World Financial Properties (b) ...........              6.910      09/01/13             7,168,805
  3,093 World Financial Properties (b) ...........              6.950      09/01/13             3,252,760
                                                                                          ---------------
                                                                                               59,377,065
                                                                                          ---------------
        CHEMICALS   0.0%
  5,635 ICI Wilmington, Inc. .....................              4.375      12/01/08             5,553,912
                                                                                          ---------------

        CONSTRUCTION MACHINERY   0.1%
  8,555 Caterpillar Financial Services
           Corp ..................................              3.625      11/15/07             8,466,695
                                                                                          ---------------

        CONSUMER PRODUCTS   0.1%
 10,150 Clorox Co. (c) ...........................              5.480      12/14/07            10,158,465
                                                                                          ---------------

        DISTRIBUTORS   0.0%
  5,095 Sempra Energy ............................              4.621      05/17/07             5,089,528
                                                                                          ---------------

        DIVERSIFIED MANUFACTURING   0.2%
  7,815 Brascan Corp. (Canada) ...................              7.125      06/15/12             8,376,351



    775 Brascan Corp. (Canada) ...................              8.125      12/15/08               811,368
  2,785 Cooper Industries, Inc. ..................              5.250      07/01/07             2,780,730
  6,140 Cooper Industries, Inc. ..................              5.250      11/15/12             6,135,205
  3,510 Textron Financial Corp. ..................              4.125      03/03/08             3,476,950
  9,030 Textron Financial Corp. ..................              5.125      02/03/11             9,035,599
                                                                                          ---------------
                                                                                               30,616,203
                                                                                          ---------------
        ELECTRIC   0.3%
  7,585 Ameren Corp. .............................              4.263      05/15/07             7,568,996
  8,235 Arizona Public Service Co. ...............              5.800      06/30/14             8,318,906
  7,100 Carolina Power & Light Co. ...............              5.125      09/15/13             7,023,135
    610 Consumers Energy Co. .....................              4.400      08/15/09               598,009
  3,185 Detroit Edison Co. .......................              6.125      10/01/10             3,284,713
  4,205 Duquesne Light Co., Ser O ................              6.700      04/15/12             4,487,854
  1,825 Duquesne Light Co., Ser Q ................              5.700      05/15/14             1,856,326
  3,630 Entergy Gulf States, Inc. ................              3.600      06/01/08             3,558,801
  3,340 Entergy Gulf States, Inc. (c) ............              5.760      12/01/09             3,338,200
  1,330 Indianapolis Power & Light
           Co. (b) ...............................              6.300      07/01/13             1,388,641
  4,500 NiSource Finance Corp. (c) ...............              5.930      11/23/09             4,507,772
  8,315 Ohio Power Co., Ser K ....................              6.000      06/01/16             8,637,547
  1,255 Public Service Electric & Gas ............              5.000      01/01/13             1,234,338
  5,045 Wisconsin Electric Power Co. .............              3.500      12/01/07             4,986,972
                                                                                          ---------------
                                                                                               60,790,210
                                                                                          ---------------
        ELECTRIC UTILITIES   0.0%
  2,420 CenterPoint Energy Resource
           Corp ..................................              6.250      02/01/37             2,411,298
                                                                                          ---------------
        ENVIRONMENTAL   0.0%
  1,855 Waste Management, Inc. ...................              7.375      08/01/10             1,974,863
                                                                                          ---------------

        FOOD/BEVERAGE   0.2%
  2,385 ConAgra, Inc. ............................              7.000      10/01/28             2,546,486
  4,230 ConAgra, Inc. ............................              8.250      09/15/30             5,164,432
  9,000 FBG Finance, Ltd. (Australia) (b) ........              5.125      06/15/15             8,649,828
  7,750 Miller Brewing Co. (b) ...................              4.250      08/15/08             7,634,804
  9,320 Sara Lee Corp. ...........................              6.125      11/01/32             8,641,057



  4,690 YUM! Brands, Inc. ........................              8.875      04/15/11             5,270,439
                                                                                          ---------------
                                                                                               37,907,046
                                                                                          ---------------
        HEALTH CARE   0.1%
  4,115 UnitedHealth Group, Inc. .................              4.125      08/15/09             4,035,029
  6,175 UnitedHealth Group, Inc. (c) .............              5.428      03/02/09             6,177,056
  3,260 Wellpoint, Inc. ..........................              3.750      12/14/07             3,224,170
  2,265 Wellpoint, Inc. ..........................              4.250      12/15/09             2,220,121
                                                                                          ---------------
                                                                                               15,656,376
                                                                                          ---------------
        INTEGRATED ENERGY   0.1%
    700 Consumers Energy Co., Ser F ..............              4.000      05/15/10               675,929
  4,300 Consumers Energy Co., Ser H ..............              4.800      02/17/09             4,262,474
  5,000 Niagara Mohawk Power Corp.,
           Ser G .................................              7.750      10/01/08             5,177,585
                                                                                          ---------------
                                                                                               10,115,988
                                                                                          ---------------
        LIFE INSURANCE   0.2%
  5,000 American General Corp. ...................              7.500      08/11/10             5,377,450
  3,985 AXA Financial, Inc. ......................              6.500      04/01/08             4,029,066
  1,145 John Hancock Financial
           Services, Inc. ........................              5.625      12/01/08             1,152,437
    730 John Hancock Global Funding
           II (b) ................................              7.900      07/02/10               790,533
  3,155 Nationwide Financial Services,
           Inc ...................................              6.250      11/15/11             3,282,698
  4,980 Platinum Underwriters Finance,
           Inc. (Bermuda) ........................              6.371      11/16/07             4,959,647
  4,865 Platinum Underwriters Finance,
           Inc., Ser B ...........................              7.500      06/01/17             5,157,031
 10,335 Xlliac Global Funding (b) ................              4.800      08/10/10            10,199,250
                                                                                          ---------------
                                                                                               34,948,112
                                                                                          ---------------
        LODGING   0.0%
  4,080 Hyatt Equities, LLC (b) ..................              6.875      06/15/07             4,087,181
                                                                                          ---------------



        MEDIA-CABLE   0.2%
  3,525 Comcast Cable Communications,
           Inc ...................................              6.750      01/30/11             3,715,096
  6,325 Comcast Cable Communications,
           Inc ...................................              7.125      06/15/13             6,863,074
 10,000 COX Communications, Inc. .................              7.250      11/15/15            11,031,930
 15,240 Time Warner, Inc. (c) ....................              5.590      11/13/09            15,274,763
                                                                                          ---------------
                                                                                               36,884,863
                                                                                          ---------------
        MEDIA-NONCABLE   0.1%
  8,530 Viacom, Inc. .............................              6.875      04/30/36             8,625,195
                                                                                          ---------------

        NONCAPTIVE-CONSUMER FINANCE  0.4%
  5,800 American General Finance Corp. ...........              4.625      05/15/09             5,729,820
  6,760 American General Finance Corp. ...........              4.625      09/01/10             6,637,745
 10,190 Countrywide Home Loans, Inc. .............              3.250      05/21/08             9,961,061
  2,385 Household Finance Corp. ..................              4.125      12/15/08             2,344,111
  2,900 Household Finance Corp. ..................              4.125      11/16/09             2,832,903
  1,340 Household Finance Corp. ..................              5.875      02/01/09             1,355,824
  6,316 Household Finance Corp. ..................              6.375      10/15/11             6,590,298
  3,285 Household Finance Corp. ..................              6.400      06/17/08             3,328,388
  7,060 Household Finance Corp. ..................              6.750      05/15/11             7,444,029
  1,925 Household Finance Corp. ..................              8.000      07/15/10             2,088,157
 16,830 Residential Capital Corp. ................              6.375      06/30/10            16,837,624
 11,000 Residential Capital LLC (c) ..............              5.840      06/09/08            10,892,860
 14,705 Residential Capital LLC ..................              6.500      04/17/13            14,583,316
  8,795 SLM Corp. ................................              4.000      01/15/10             8,565,011
  2,500 Washington Mutual Pfd Fdg
           II (b)(d) .............................              6.665      12/31/49             2,457,850
                                                                                          ---------------
                                                                                              101,648,997
                                                                                          ---------------
        NONCAPTIVE-DIVERSIFIED FINANCE  0.2%
  4,015 CIT Group, Inc. ..........................              4.750      08/15/08             3,990,187
  1,805 CIT Group, Inc. ..........................              7.375      04/02/07             1,805,000
  2,420 General Electric Capital Corp. ...........              4.750      09/15/14             2,341,316
  4,750 General Electric Capital Corp. ...........              5.875      02/15/12             4,909,239
  2,925 General Electric Capital Corp. ...........              4.250      12/01/10             2,841,839
  1,300 International Lease Finance
           Corp ..................................              3.750      08/01/07             1,293,049
 10,165 Nationwide Building Society
           (United Kingdom) (b) ..................              4.250      02/01/10             9,927,353
                                                                                          ---------------
                                                                                               27,107,983
                                                                                          ---------------



        OTHER UTILITIES   0.1%
  8,390 Plains All American Pipeline .............              6.700      05/15/36             8,612,830
                                                                                          ---------------

        PIPELINES   0.0%
  3,075 Consolidated Natural Gas Co.,
           Ser C .................................              6.250      11/01/11             3,199,233
  4,610 Texas Eastern Transmission
           Corp ..................................              7.000      07/15/32             5,156,727
                                                                                          ---------------
                                                                                                8,355,960
                                                                                          ---------------
        PROPERTY & CASUALTY INSURANCE   0.4%
 20,820 AIG SunAmerica Global
           Financing VI (b) ......................              6.300      05/10/11            21,753,652
  9,355 Catlin Insurance Co., Ltd.
           (Bermuda) (b)(d)  .....................              7.249      12/01/49             9,304,698
  8,895 Farmers Exchange Capital (b) .............              7.050      07/15/28             9,144,914
  2,790 Farmers Insurance Exchange
           Surplus (b) ...........................              8.625      05/01/24             3,326,079
  6,330 Mantis Reef, Ltd. (Australia) (b) ........              4.692      11/14/08             6,271,644
  8,435 St. Paul Travelers Cos., Inc. ............              5.010      08/16/07             8,420,728
  5,240 Two-Rock Pass Through Trust
           (Bermuda) (b)(c) ......................              6.300      02/11/49             5,161,924
                                                                                          ---------------
                                                                                               63,383,639
                                                                                          ---------------



        RAILROADS   0.1%
  5,760 Burlington Northern Santa Fe
           Corp ..................................              6.125      03/15/09             5,844,730
  5,000 CSX Corp. ................................              6.750      03/15/11             5,227,110
  2,410 Norfolk Southern Corp. ...................              7.350      05/15/07             2,415,080
  2,285 Union Pacific Corp. ......................              6.625      02/01/08             2,308,855
                                                                                          ---------------
                                                                                               15,795,775
                                                                                          ---------------
        REFINING   0.0%
  6,275 Valero Energy Corp. ......................              3.500      04/01/09             6,088,752
                                                                                          ---------------

        REITS   0.1%
 12,195 iStar Financial, Inc. (c) ................              5.690      03/09/10            12,209,878
                                                                                          ---------------

        RETAILERS   0.2%
  2,240 CVS Corp. ................................              5.750      08/15/11             2,283,452
 14,053 CVS Lease Pass-Through
           Trust (b) .............................              6.036      12/10/28            14,256,738
  2,890 Federated Department Stores,
           Inc ...................................              6.300      04/01/09             2,949,702
  4,000 Federated Department Stores,
           Inc ...................................              6.625      09/01/08             4,063,184
  4,215 Home Depot, Inc. (c) .....................              5.475      12/16/09             4,222,827
  8,325 May Department Stores Co. ................              6.700      07/15/34             8,236,455
                                                                                          ---------------
                                                                                               36,012,358
                                                                                          ---------------
        SERVICES   0.0%
  3,000 FedEx Corp. ..............................              2.650      04/01/07             3,000,000
                                                                                          ---------------

        SUPERMARKETS   0.1%
  3,655 Fred Meyer, Inc. .........................              7.450      03/01/08             3,725,373
  3,700 Kroger Co., Ser B ........................              7.250      06/01/09             3,843,346
                                                                                          ---------------
                                                                                                7,568,719
                                                                                          ---------------
        TECHNOLOGY   0.1%
  8,490 Hewlett-Packard Co. (c) ..................              5.485      05/22/09             8,502,217
  4,720 LG Electronics, Inc. (South
           Korea) (b) ............................              5.000      06/17/10             4,656,875
                                                                                          ---------------
                                                                                               13,159,092
                                                                                          ---------------
        TEXTILE   0.0%
  5,000 Mohawk Industries, Inc., Ser D ...........              7.200      04/15/12             5,302,640

        WIRELESS   0.0%
  7,125 Vodafone Group PLC (United
           Kingdom) (c) ..........................              5.440      12/28/07             7,130,080
                                                                                          ---------------



        WIRELINE   0.2%
    253 AT&T Corp. ...............................              7.300      11/15/11               274,915
    650 AT&T Corp. ...............................              8.000      11/15/31               805,676
  9,090 France Telecom SA (France) ...............              8.500      03/01/31            11,848,633
  3,000 GTE Corp. ................................              7.510      04/01/09             3,128,175
  4,700 SBC Communications, Inc. .................              6.150      09/15/34             4,640,907
  2,310 Sprint Capital Corp. .....................              8.750      03/15/32             2,732,282
  1,025 Telecom Italia Capital
           (Luxembourg) ..........................              4.000      11/15/08             1,005,171
 10,060 Telecom Italia Capital
           (Luxembourg) ..........................              4.000      01/15/10             9,725,576
  1,575 Telecom Italia Capital
           (Luxembourg) ..........................              4.875      10/01/10             1,551,499
  9,335 Telefonica Europe (Netherlands) ..........              8.250      09/15/30            11,214,985
    365 Verizon New England, Inc. ................              6.500      09/15/11               380,906
                                                                                          ---------------
                                                                                               47,308,725
                                                                                          ---------------
        TOTAL CORPORATE BONDS   4.5% ..............................................           843,605,766
                                                                                          ---------------

        ASSET BACKED SECURITIES   2.6%
 12,758 Bank of America Securities Auto
           Trust .................................              3.990      08/18/09            12,685,645
 13,065 Capital Auto Receivables Asset
           Trust .................................              4.050      07/15/09            13,009,050
 23,500 Capital Auto Receivables Asset
           Trust .................................              4.980      05/15/11            23,498,355
 26,750 Capital Auto Receivables Asset
           Trust (b) .............................              5.310      10/20/09            26,786,709
 12,550 Capital One Auto Finance Trust ...........              5.070      07/15/11            12,554,917
  6,899 Caterpillar Financial Asset Trust ........              3.900      02/25/09             6,866,961



 19,250 Caterpillar Financial Asset Trust ........              5.570      05/25/10            19,385,780
  7,140 Chase Manhattan Auto Owner
           Trust .................................              2.830      09/15/10             7,036,699
  1,802 CIT Equipment Collateral Ownership
        Trust ....................................              3.500      09/20/08             1,788,038
 16,200 CIT Equipment Collateral Ownership
        Trust ....................................              5.070      02/20/10            16,217,289
 18,000 Citibank Credit Card Issuance
           Trust (c) .............................              5.340      03/22/12            18,015,847
  5,617 CNH Equipment Trust ......................              4.020      04/15/09             5,590,619
 19,541 CNH Equipment Trust ......................              4.270      01/15/10            19,398,059
 10,100 CNH Equipment Trust ......................              5.200      06/15/10            10,124,314
  4,311 Daimler Chrysler Auto Trust ..............              2.860      03/09/09             4,290,744
  7,658 Daimler Chrysler Auto Trust ..............              4.040      09/08/09             7,619,514
  4,394 Ford Credit Auto Owner Trust .............              4.170      01/15/09             4,378,730
 11,025 Ford Credit Auto Owner Trust .............              5.050      03/15/10            11,012,083
 24,000 Ford Credit Auto Owner Trust .............              5.260      10/15/10            24,066,175
 12,953 GE Equipment Small Ticket LLC (b) ........              4.380      07/22/09            12,882,960
 16,750 GE Equipment Small Ticket LLC (b) ........              4.880      10/22/09            16,709,699
 19,900 GS Auto Loan Trust .......................              5.370      12/15/10            19,974,874
  8,129 Harley-Davidson Motorcycle
           Trust .................................              3.560      02/15/12             7,991,031
 15,800 Harley-Davidson Motorcycle
           Trust .................................              3.760      12/17/12            15,483,052
 10,000 Harley-Davidson Motorcycle
           Trust .................................              4.070      02/15/12             9,869,164
 10,700 Hertz Vehicle Financial, LLC (b) .........              4.930      02/25/10            10,673,724
  9,152 Honda Auto Receivables Owner
           Trust .................................              3.060      10/21/09             9,073,436



        ASSET BACKED SECURITIES (CONTINUED)
  9,408 Honda Auto Receivables Owner
           Trust .................................              3.870      04/20/09             9,345,864
  4,312 Honda Auto Receivables Owner
           Trust .................................              3.930      01/15/09             4,292,376
 14,000 Honda Auto Receivables Owner
           Trust .................................              4.850      10/19/09            13,969,369
  9,250 Hyundai Auto Receivables Trust
              ....................................              3.980      11/16/09             9,184,206
 13,500 MBNA Credit Card Master Note
           Trust .................................              2.700      04/16/07            13,494,265
 13,188 Merrill Auto Trust Securitization
              ....................................              4.100      08/25/09            13,120,630
 12,487 Nissan Auto Receivables
           Owner Trust ...........................              3.990      07/15/09            12,410,678
  9,900 TXU Electric Delivery Transition
           Bond Company LLC ......................              4.810      11/15/12             9,860,979
     13 USAA Auto Owner Trust ....................              3.030      06/16/08                12,934
  1,661 USAA Auto Owner Trust ....................              3.160      02/17/09             1,653,992
 15,950 USAA Auto Owner Trust ....................              3.580      02/15/11            15,813,538
  5,242 USAA Auto Owner Trust ....................              3.900      07/15/09             5,213,791
  2,722 Volkswagen Auto Lease Trust
               ...................................              3.820      05/20/08             2,714,055
 17,063 Volkswagen Auto Loan Enhanced
        Trust ....................................              4.800      07/20/09            17,023,500
  5,708 Wachovia Auto Owners Trust ...............              4.060      09/21/09             5,674,349
  1,401 World Omni Auto Receivables
           Trust .................................              3.290      11/12/08             1,399,139
                                                                                          ---------------
        TOTAL ASSET BACKED SECURITIES   2.6% ......................................           482,167,133
                                                                                          ---------------



TOTAL LONG-TERM INVESTMENTS   94.2%
   (Cost $15,152,910,652)..........................................................        17,685,271,906
                                                                                          ---------------
  SHORT-TERM INVESTMENTS    5.7%
  REPURCHASE AGREEMENTS   5.7%
  Citigroup Global Markets, Inc. ($283,854,725 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.30%, dated 03/30/07, to be sold on 04/02/07 at $283,980,094)  ..                       283,854,725
  State Street Bank & Trust Co. ($794,110,275 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.13%, dated 03/30/07, to be sold on 04/02/07 at $794,449,757)                           794,110,275
                                                                                          ---------------
  TOTAL REPURCHASE AGREEMENTS   ...................................................         1,077,965,000
                                                                                          ---------------

  UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   0.0%
  United States Treasury Bills ($3,500,000 par, yielding 5.110%, 07/12/07
     maturity)  (f) ...............................................................             3,413,032
                                                                                          ---------------

  TOTAL SHORT-TERM INVESTMENTS
    (Cost $1,081,378,032)..........................................................         1,081,378,032
                                                                                          ---------------
  TOTAL INVESTMENTS  99.9%
    (Cost $16,234,288,684).........................................................        18,766,649,938

  OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%......................................            15,005,782
                                                                                          ---------------

  NET ASSETS 100.0%................................................................       $18,781,655,720
                                                                                          ===============



  Percentages are calculated as a percentage of net assets.
  *   Zero coupon bond
(a)  Non-income producing security as this stock currently does not declare dividends.
(b)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c)  Floating Rate Coupon
(d)  Variable Rate Coupon
(e)  Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.
(f)  All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR - American Depositary Receipt
LYON - Liquid Yield Option Note


FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:


                                                                                               UNREALIZED
                                                                                             APPRECIATION/
                                                                          CONTRACTS          DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures June 2007
    (Current Notional Value of $204,891
   per contract) ...............................................                957       $      (377,519)
U.S. Treasury Notes 5-Year Futures June 2007
   (Current Notional Value of $105,797 per contract) ...........                477
                                                                                                  (31,011)
U.S. Treasury Notes 10-Year Futures June 2007
   (Current Notional Value of $108,125 per contract) ...........              5,326               563,172

SHORT CONTRACTS:
U.S. Treasury Bonds Futures June 2007 (Current
   Notional Value of $111,250 per contract) ....................              2,963               428,308
                                                                          ---------       ---------------
                                                                              9,723       $       582,950
                                                                          =========       ===============

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007